Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	NTE
Entity Registrant Name	NAM TAI ELECTRONICS INC
Entity Central Index Key	0000829365
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	44,803,735

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net sales	$ 602,317		$ 534,420		$ 408,137
Cost of sales	(574,228)		(483,126)		(367,817)
Gross profit	28,089		51,294		40,320
General and administrative expenses	(27,325)	[1]	(25,232)	[1]	(28,393)	[1]
Selling expenses	(5,902)		(5,504)		(5,266)
Research and development expenses	(3,362)		(5,757)		(6,273)
Impairment loss on goodwill	(2,951)
Total operating expenses	(39,540)		(36,493)		(39,932)
Income (loss) from operations	(11,451)		14,801		388
Other (expenses) income, net	9,760		3,972		(256)
Interest income	2,728		1,484		818
Interest expense					(202)
Income before income taxes	1,037		20,257		748
Income taxes	(532)		(5,251)		(1,283)
Consolidated net (loss) income	505		15,006		(535)
Net loss attributable to noncontrolling interests					2,187
Net income attributable to Nam Tai shareholders	$ 505	[2]	$ 15,006	[2]	$ 1,652	[2]
Basic earnings per share	$ 0.01		$ 0.33		$ 0.04
Diluted earnings per share	$ 0.01		$ 0.33		$ 0.04

[1]	General and administrative expenses include employee severance benefits of $5,058, $656 and $3,032 for the years ended December 31, 2009, 2010 and 2011, respectively.
[2]	"Nam Tai" refers to Nam Tai Electronics, Inc.

CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
General and administrative expenses	$ 27,325	[1]	$ 25,232	[1]	$ 28,393	[1]
Employee Severance
General and administrative expenses	$ 3,032		$ 656		$ 5,058

[1]	General and administrative expenses include employee severance benefits of $5,058, $656 and $3,032 for the years ended December 31, 2009, 2010 and 2011, respectively.

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 118,510	$ 228,067
Fixed deposits maturing over three months	34,825
Accounts and notes receivable, less allowance for doubtful accounts of $13 and $18 at December 31, 2010 and 2011, respectively	74,469	74,176
Inventories	31,856	29,058
Prepaid expenses and other receivables	19,926	5,719
Deferred tax assets-current	3,134	376
Income tax recoverable		105
Total current assets	282,720	337,501
Property, plant and equipment, net	149,314	88,895
Land use rights	11,981	12,264
Deposits for property, plant and equipment	4,543	477
Goodwill		2,951
Deferred tax assets-non-current	8,203	8,423
Other assets	982	269
Total assets	457,743	450,780
Current liabilities:
Notes payable	268
Accounts payable	83,055	84,590
Accrued expenses and other payables	38,286	17,484
Dividend payable	12,545	8,961
Income taxes payable	4	4,232
Total current liabilities	134,158	115,267
Deferred tax liability-non-current	1,379	1,379
Total liabilities	135,537	116,646
Equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 44,803,735 shares as at December 31, 2010 and 2011)	448	448
Additional paid-in capital	287,055	286,943
Retained earnings	34,711	46,751
Accumulated other comprehensive loss	(8)	(8)
Total Nam Tai shareholders' equity	322,206	334,134
Total liabilities and equity	457,743	450,780
Commitments and contingencies (Note 14)

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts and notes receivable, allowance for doubtful accounts	$ 18	$ 13
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	44,803,735	44,803,735
Common shares, outstanding	44,803,735	44,803,735

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Total	Consolidated Comprehensive (Loss) Income	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Nam Tai Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2008	$ 370,312		$ 448	$ 282,767	$ 39,054	$ (8)	$ 322,261	$ 48,051
Beginning Balance (in shares) at Dec. 31, 2008			44,803,735
Equity-settled share-based payment	67			67			67
Purchases of a Subsidiary's shares from noncontrolling interests	(43,434)			2,430			2,430	(45,864)
Consolidated net (loss) income	(535)	(535)			1,652		1,652	(2,187)
Consolidated comprehensive income (loss)		(535)
Ending Balance at Dec. 31, 2009	326,410		448	285,264	40,706	(8)	326,410
Ending Balance (in shares) at Dec. 31, 2009			44,803,735
Equity-settled share-based payment	95			95			95
Deemed contribution of services	1,584			1,584			1,584
Consolidated net (loss) income	15,006	15,006			15,006		15,006
Consolidated comprehensive income (loss)		15,006
Cash dividends ($0.28 per share in 2011 and $0.20 per share in 2010)	(8,961)				(8,961)		(8,961)
Ending Balance at Dec. 31, 2010	334,134		448	286,943	46,751	(8)	334,134
Ending Balance (in shares) at Dec. 31, 2010			44,803,735
Equity-settled share-based payment	112			112			112
Consolidated net (loss) income	505	505			505		505
Consolidated comprehensive income (loss)		505
Cash dividends ($0.28 per share in 2011 and $0.20 per share in 2010)	(12,545)				(12,545)		(12,545)
Ending Balance at Dec. 31, 2011	$ 322,206		$ 448	$ 287,055	$ 34,711	$ (8)	$ 322,206
Ending Balance (in shares) at Dec. 31, 2011			44,803,735

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash dividends, per share	$ 0.28	$ 0.2

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Consolidated net (loss) income	$ 505	$ 15,006	$ (535)
Adjustments to reconcile consolidated net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	16,068	24,468	23,116
Impairment loss on goodwill	2,951
Loss (gain) on disposal of property, plant and equipment and land use rights	231	(1,218)	1,248
Share-based compensation expenses	112	95	67
Unrealized exchange gain	(4,134)	(2,235)	(39)
Deferred income taxes	(2,538)	(2,577)	(804)
Changes in current assets and liabilities:
Decrease (increase) in accounts and notes receivable	(293)	(16,265)	46,239
Decrease (increase) in inventories	(2,798)	(13,004)	11,246
Decrease (increase) in prepaid expenses and other receivables	(14,207)	(2,434)	1,069
(Increase) decrease in income taxes recoverable	105	(105)
Increase (decrease) in notes payable	268	(691)	691
(Decrease) increase in accounts payable	(1,535)	25,923	(39,458)
(Decrease) increase in accrued expenses and other payables	4,173	4,354	(4,132)
(Decrease) increase in income taxes payable	(4,228)	3,576	(205)
Total adjustments	(5,825)	19,887	39,038
Net cash provided by (used in) operating activities	(5,320)	34,893	38,503
Cash flows from investing activities:
Purchase of property, plant and equipment	(59,858)	(6,295)	(30,420)
Decrease (increase) in deposits for property, plant and equipment	(4,066)	(445)	2,905
Decrease in entrusted loan receivable			8,199
Increase in other assets	(713)
Acquisition of additional shares in subsidiaries			(43,434)
Proceeds from disposal of property, plant and equipment	52	2,054	872
(Increase) decrease in fixed deposits maturing over three months	(34,825)	12,903	(12,903)
Net cash (used in) provided by investing activities	(99,410)	8,217	(74,781)
Cash flows from financing activities:
Cash dividends paid	(8,961)		(9,857)
Repayment of entrusted loan			(8,199)
Net cash used in financing activities	(8,961)		(18,056)
Net (decrease) increase in cash and cash equivalents	(113,691)	43,110	(54,334)
Cash and cash equivalents at beginning of year	228,067	182,722	237,017
Effect of exchange rate changes on cash and cash equivalents	4,134	2,235	39
Cash and cash equivalents at end of year	118,510	228,067	182,722
Supplemental schedule of cash flow information:
Interest paid			202
Income taxes paid	7,136	4,428	2,290
Non-cash investing activities:
(Decrease) increase in construction cost funded through accrued expenses and other payables	16,629	(1,683)	(5,438)
Non-cash financing activities:
Additional paid-in capital on compensation for loss of office		$ 1,584

Company Information	12 Months Ended
Dec. 31, 2011
Company Information
1.	Company Information

Nam Tai Electronics, Inc. and subsidiaries (the “Company” or “Nam Tai”) is an electronics manufacturing and design services provider to a selected group of the world’s leading original equipment manufacturers, or OEMs, of telecommunication and consumer electronic products. Through its electronics manufacturing services operations, the Company manufactures electronic components and sub-assemblies, including flexible printed circuit board (“FPCB”), FPCB subassemblies, liquid crystal display (“LCD”) modules, LCD panels, thin film transistor display modules, radio frequency modules, digital audio broadcast modules, internet radio subassemblies, image sensors modules and printed circuit board assemblies. These components, modules and subassemblies are used in numerous electronic products including mobile phones, Internet Protocol phones, notebook computers, digital cameras, electronic toys, handheld video game devices and learning devices. The Company also manufactures finished products, including mobile phone accessories, home entertainment products and educational products.

The Company was founded in 1975 and moved its manufacturing facilities to the People’s Republic of China (the “PRC”) in 1980 to take advantage of lower overhead costs, lower material costs and competitive labor rates available and subsequently relocated to Shenzhen, PRC in order to capitalize on opportunities offered in Southern PRC. The Company was reincorporated as a limited liability International Business Company under the laws of the British Virgin Islands (“BVI”) in August 1987 (which was amended in 2004 as The British Virgin Islands Business Companies Act, 2004). The Company’s principal manufacturing and design operations are based in Shenzhen, approximately 30 miles from the Hong Kong Special Administrative Region (“Hong Kong”). Its PRC headquarters are located in Shenzhen. Some of the subsidiaries’ offices are located in Hong Kong, which provide them access to Hong Kong’s infrastructure of communication and banking facilities. The Company’s principal manufacturing operations are conducted in the PRC. The PRC resumed sovereignty over Hong Kong effective July 1, 1997, and, politically, Hong Kong is an integral part of the PRC. However, for simplicity and as a matter of definition only, our references to PRC in these consolidated financial statements mean the PRC and all of its territories excluding Hong Kong.

Prior to fiscal year 2010, the Company operated in three reportable segments - telecommunication components assembly (“TCA”), consumer electronics and communication products (“CECP”), and LCD products (“LCDP”). In 2010, the Company’s business was consolidated into two segments, TCA and CECP, following the merger of the Company’s two PRC subsidiaries. The Chief Operating Decision Maker reviews the segment results by two segments, TCA and CECP, when allocating resources and assessing performance. The change in segment reporting was due to the following:

•	Most of the LCDP business has been LCD module assembly for telecommunication products since 2010, which is similar to the business operated by TCA; and

•	Since the merger, the combined segments can now be run by a single management team.

In view of the similarity of the products, the Company has merged the LCDP segment into the TCA segment. The results of the former LCDP segment were included in the TCA segment since 2010. In addition, the Company’s FPCB business was too small to be designated as a separate business segment in 2011.

Management continue to evaluate their segmentation on an ongoing basis. In reviewing their segmentation, they note that the Company discontinued CECP production for Bluetooth headsets and calculators with two major box-built customers in the fourth quarter of 2010. If the CECP segment falls below the threshold prescribed under Financial Accounting Standard Board (“FASB”) Accounting Standards Codification (“ASC”) 280-10-50-12, they will combine this segment with the TCA segment and will not disclose separate CECP segment information starting in the first quarter of 2012.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. The Company consolidates companies in which it has controlling interest of over 50%. All significant intercompany accounts, transactions and cash flows have been eliminated on consolidation.

(b)	Cash and cash equivalents

Cash and cash equivalents include all cash balances and certificates of deposit having a maturity date of three months or less upon acquisition.

(c)	Allowance for doubtful accounts

Accounts and notes receivable balance is recorded net of allowances for amounts not expected to be collected from customers. Because the accounts and notes receivable are typically unsecured, the Company periodically evaluates the collectability of accounts based on a combination of factors, including a particular customer’s ability to pay as well as the age of the receivables. To evaluate a specific customer’s ability to pay, the Company analyzes financial statements, payment history, third-party credit analysis reports and various information or disclosures by the customer or other publicly available information. In cases where the evidence suggests a customer may not be able to satisfy its obligation to the Company, a specific allowance would be set up for the perceived risk. If the financial condition of customers deteriorates, resulting in an impairment of their ability to make payments, additional allowances may be required.

(d)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined on the first-in, first-out basis. The standard cost of work-in-progress and finished goods comprises direct materials, labor and manufacturing overheads. Write downs of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

For the Company’s CECP and TCA (excluding LCDP production) reporting units, the Company orders inventory from its suppliers based on firm customer orders for products that are unique to each customer. The inventory is utilized in production as soon as all the necessary components are received. The only reason that inventory would not be utilized within six months is if a specific customer deferred or canceled an order. As the inventory is typically unique to each customer’s products, it is unusual for the Company to be able to utilize the inventory for other customers’ products. Therefore, the Company’s policy is to negotiate with the customer for the disposal of such inventory that remains unused for six months. The Company does not generally write down its inventories as usually, the customers are held to their purchase commitments. However, there are cases where customers are contractually obligated to purchase the unused inventory from the Company, but the Company may elect not to immediately enforce such contractual right for business reasons. In this connection, the Company will consider writing down these inventory items which remained unused for over six months at the Company’s own cost. Prior to writing down, management would determine if the inventory can be utilized in other products.

For the Company’s LCDP production, due to the nature of the business, the customers do not always place orders enough in advance to enable the Company to order inventory from suppliers based on firm customer orders. Nonetheless, management reviews its inventory balance on a regular basis and writes down all inventory over six months old if it is determined that the relevant inventory cannot be utilized in the foreseeable future.

(e)	Property, plant and equipment and land use rights

Property, plant and equipment and land use rights are recorded at cost and include interest on funds borrowed to finance construction, if applicable. No interest was capitalized for the years ended December 31, 2009, 2010. An interest of $13 was capitalized in 2011. The cost of major improvements and betterments is capitalized whereas the cost of maintenance and repairs is expensed in the year incurred. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses for the disposal of property, plant and equipment and land use rights are included in the consolidated statement of income.

The majority of the land in Hong Kong is owned by the government of Hong Kong which leases the land at public auction to non-governmental entities. All of the Company’s leasehold land in Hong Kong have leases of not more than 50 years from the respective balance sheet dates. The cost of such leasehold land is amortized on a straight-line basis over the respective terms of the leases.

All land in other regions of the PRC is owned by the PRC government. The government in the PRC, according to PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and classified as land use rights in the consolidated balance sheet. They are amortized on a straight-line basis over the respective term of the right to use the land.

Since August 1, 2009, in order to reflect a more reasonable estimation on the useful lives of the property, plant and equipment, the Company computed depreciation expenses using the straight-line method at the following depreciation rates:

Classification	Prior to August 1, 2009	After August 1, 2009

Land use rights	50 years	50 years
Buildings	20 to 50 years	20 years
Machinery and equipment	4 to 12 years	4 years
Leasehold improvements	shorter of lease term or 7 years	shorter of lease term or 4 years
Furniture and fixtures	4 to 8 years	4 years
Automobiles	4 to 6 years	4 years
Tools and molds	4 to 6 years	2 years

The above change in depreciation rates decreased operating income, net income, basic and diluted earnings per share in 2009 by $2,308, $1,643, $0.04 and $0.04, respectively.

(f)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill.

Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. For the year 2009, the Company operated in three reporting units, which are its reportable segments of CECP, TCA and LCDP. For the years 2010 and 2011, the Company operated in two reporting units, which are its reportable segments of TCA and CECP. If business conditions or other factors cause the profitability and cash flows to decline, the Company may be required to record impairment charges for goodwill at that time. The goodwill impairment review is a two-step process in accordance with the FASB ASC 350-20 “Goodwill”. First step consists of a comparison of the fair value of a reporting unit with its carrying value. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows method. If the carrying amount of a reporting unit exceeds its fair value, second step requires the fair value of the reporting unit to be allocated to all of the assets and liabilities (including any unrecognized intangible assets) of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment loss is recognized which is equal to the excess of the carrying amount over the fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment loss recognized. Discounted cash flow methodology is based on a number of estimates and assumptions, including the projected future operating results of the reporting unit, discount rate, long-term growth rate and appropriate market comparables.

Impairment loss on goodwill of the CECP reporting unit of $2,951, as fully described in note 5 was identified and recognized in 2011. No impairment loss on goodwill was recognized in 2009 and 2010.

(g)	Impairment or disposal of long-lived assets

Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with FASB ASC 360“Property, Plant and Equipment” the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company recognizes an impairment loss to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology or obtains external appraisals from independent valuation firms. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

Long-lived assets to be disposed of are stated at the lower of fair value or carrying value. Expected future operating losses from discontinued operations are recorded in the periods in which the losses are incurred. In view of the sustained level of the Company’s stock price during 2009 and our resulting market capitalization throughout 2009 at a level below our recorded book value at December 31, 2009, in accordance with FASB ASC 360 “Property, Plant and Equipment”, the Company conducted a review of Nam Tai’s long-lived assets for potential impairment.

In view of the sustained level of the Company’s stock price during 2010 and our resulting market capitalization throughout 2010 at a level below our recorded book value at December 31, 2010, the Company conducted a similar review of Nam Tai’s long-lived assets for potential impairment.

In 2011, although the Company’s stock price remained below the aggregate book value of its assets, management assessed and determined that there were no events or changes in circumstances to indicate that the carrying amounts of long-lived assets in Nam Tai’s Shenzhen facilities were not recoverable and there were impairment tests conducted with respect to those assets, and in view of the continuous operating losses and negative cash flows in Nam Tai’s Wuxi facilities, the Company assessed the impairment of its long-lived assets used in the Wuxi facilities, by comparing the undiscounted cash flows with the carrying amounts of the assets. The results indicated that the carrying amounts of the Company’s long-lived assets at December 31, 2011 were less than the undiscounted cash flows.

No impairment was recognized in respect of the Company’s long-lived assets for the years ended December 31, 2009, 2010 and 2011.

(h)	Accruals and provisions for loss contingencies

The Company makes provisions for all loss contingencies when information available prior to the issuance of the consolidated financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and the amount of loss can be reasonably estimated.

For provisions or accruals related to litigation, the Company makes provisions based on information from legal counsels and the best estimation of management. The Company assesses the potential liability for the significant legal proceedings in accordance with FASB ASC 450 “Contingencies”. FASB ASC 450 requires a liability to be recorded if the contingency loss is probable and the amount of loss can be reasonably estimated. The actual resolution of the contingency may differ from the Company’s estimates. If the contingency was settled for an amount greater than the estimate, a future charge to income would result. Likewise, if the contingency was settled for an amount that is less than our estimate, a future credit to income would result.

(i)	Revenue recognition

The Company recognizes revenue when all of the following conditions are met:

•	Persuasive evidence of an arrangement exists;

•	Delivery has occurred or services have been rendered;

•	Price to the customer is fixed or determinable; and

•	Collectability is reasonably assured.

Revenue from sales of products is recognized when the title is passed to customers upon shipment and when collectability is reasonably assured. The Company does not provide its customers with the right of return (except for quality), price protection, rebates or discounts. There are no customer acceptance provisions associated with the Company’s products, except for quality. All sales are based on firm customer orders with fixed terms and conditions, which generally cannot be modified.

Certain of the Company’s subsidiaries are subject to value-added tax of 17% on the revenue earned for goods and services sold in the PRC. The Company presents revenue net of such value-added tax which amounted to $369, $73 and $378 for the years ended December 31, 2009, 2010 and 2011, respectively.

(j)	Shipping and handling costs

Shipping and handling costs are classified as cost of sales for materials purchased and selling expenses for those costs incurred in the delivery of finished products. During the years ended December 31, 2009, 2010 and 2011, shipping and handling costs classified as costs of sales were $363, $323 and $588, respectively. During the years ended December 31, 2009, 2010 and 2011, shipping and handling costs classified as selling expenses were $669, $940 and $1,203, respectively.

(k)	Research and development costs

Research and development costs are incurred in the development of new products and processes, including significant improvements and refinements to existing products and are expensed as incurred.

(l)	Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses was $36 for the year ended December 31, 2009. No advertising expenses were recognized for the years ended December 31, 2010 and 2011, respectively.

(m)	Staff retirement plan costs

The Company’s costs related to the staff retirement plans (see Note 11) are charged to the consolidated statement of income as incurred.

(n)	Income taxes

Deferred income taxes are provided using the asset and liability method in accordance with FASB ASC 740 “Income taxes”. Under this method, deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of income.

(o)	Foreign currency transactions and translations

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statement of income.

The functional currency of the Company and its subsidiaries include the U.S. dollar or the Hong Kong dollar. The financial statements of all subsidiaries are translated in accordance with FASB ASC 830 “Foreign Currency Matters”. All assets and liabilities are translated at the rates of exchange ruling at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income.

(p)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year.

Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

(q)	Stock options

The Company has a stock-based employee compensation plan, as more fully described in Note 9(b). The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models. If the award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

(r)	Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(s)	Comprehensive loss

Accumulated other comprehensive loss represents principally foreign currency translation adjustments and is included in the consolidated statement of changes in equity.

(t)	Fair value of financial instruments

The Company adopted FASB ASC 820 “Fair Value Measurements and Disclosures” to measure its assets and liabilities. The carrying amounts of cash and cash equivalents, fixed deposits maturing over three months, accounts and notes receivable, other receivables, notes payable, accrued expenses and accounts payable, other payables, and dividend payable approximate their fair values due to the short term nature of these instruments.

As of December 31, 2010 and 2011, the Company did not have any nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements, at least annually, on a recurring basis.

(u)	Concentration of other risk

The market for our products is characterized by rapidly changing technology and evolving industry standards. The Company’s results of operations are affected by a wide variety of factors, including general economic conditions; manufacturing capacity; the ability to manufacture efficiently; demand for the company’s products; competition and intellectual property in a rapidly evolving market. As a result, the Company may experience substantial period-to-period fluctuations in future operating results due to the factors mentioned above.

(v)	Recent changes in accounting standards

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”, which provides common requirements for measuring fair value and disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011. The adoption of ASU No. 2011-04 is not expected to have a material impact on the Company’s financial position, results of operations and cash flows.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, which improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011, although early adoption is permitted. In December 2011, the FASB issued ASU 2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”, which indefinitely defers certain aspects of ASU No. 2011-05 related to the presentation of reclassification adjustments. The adoption of ASU No. 2011-05 and ASU No. 2011-12 are not expected to have a material impact on the Company’s financial position, results of operations and cash flows.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles—Goodwill and Other (Topic 350), Testing Goodwill for Impairment”, which permits a company to first assess qualitative factors to determine whether it is more likely than not that the fair value is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step process for goodwill impairment testing previously required under Topic 350. ASU No. 2011-08 is effective for the Company for the annual and interim goodwill tests performed for years beginning after December 15, 2011, with early adoption permitted. The adoption of ASU No. 2011-08 is not expected to have a material impact on the company’s financial position, results of operations and cash flows.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories
3.	Inventories
Inventories consist of the following:

At December 31,	2010	2011
Raw materials	$19,372	$21,483
Work-in-progress	4,022	5,194
Finished goods	5,664	5,179

	$29,058	$31,856

Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, net
4.	Property, Plant and Equipment, net

Property, plant and equipment, net consist of the following:

At December 31,	2010	2011
At cost:
Buildings	$89,361	$93,913
Machinery and equipment	128,647	120,402
Leasehold improvements	30,586	26,907
Furniture and fixtures	4,469	5,058
Automobiles	1,397	1,151
Tools and molds	283	337

Total	254,743	247,768
Less: accumulated depreciation	(166,642)	(159,313)

	88,101	88,455
Construction in progress	794	60,859

Net book value	$88,895	$149,314

Depreciation expenses were $22,819, $23,734 and $15,785 for the years ended December 31, 2009, 2010 and 2011, respectively.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
5.	Goodwill

A summary of the changes in the carrying value of goodwill, by reporting unit, is as follows:

CECP reporting unit
At December 31, 2010	$2,951
Impairment loss recognized during the year	(2,951)

At December 31, 2011	—

In 2009, the fair value of the CECP reporting unit was determined using a discounted cash flow methodology, based on a discount rate of 9.8% and expected future cash flows. The expected future cash flows were based on a five-year plan (after taking into account of the impact of the current financial crisis) provided by management and with a reasonable growth rate covering the five-year period as well as the period beyond. The Company completed its annual impairment analysis for 2009 and concluded that the fair value of the CECP reporting unit exceeded its carrying value as of December 31, 2009. Therefore, no impairment loss was recognized in 2009.

5.	Goodwill — Continued

In 2010, the fair value of the CECP reporting unit was determined using a discounted cash flow methodology, based on a discount rate of 8.6% and expected future cash flows. The expected future cash flows were based on a five-year plan provided by management and with a reasonable growth rate covering the five-year period as well as the period beyond. The Company completed its annual impairment analysis for 2010 and concluded that the fair value of the CECP reporting unit exceeded its carrying value as of December 31, 2010. Therefore, no impairment loss was recognized in 2010.

In 2011, the Company performed impairment test for goodwill by comparing the fair value of the CECP reporting unit with its carrying amount, including goodwill. The fair value of the CECP reporting unit was determined using a discounted cash flow methodology, based on a discount rate of 8.17% and expected future cash flows provided by management. As there were only two customers left in the CECP segment, the future cash flows were significantly reduced, therefore, the fair value of the CECP reporting unit is less than its carrying value (including goodwill) as of December 31, 2011. The Company further performed step 2 of the impairment test and allocated the fair value of the CECP reporting unit to all assets and liabilities, and to any unrecognized intangibles, as if the CECP reporting unit had been acquired at December 31, 2011. As the implied fair value of goodwill is zero, an impairment loss of $2,951 was recognized in 2011.

Investments in Subsidiaries	12 Months Ended
Dec. 31, 2011
Investments in Subsidiaries
6.	Investments in Subsidiaries

	Place of	Principal	Percentage of Ownership as at December 31,
Subsidiaries	Incorporation	activity	2010	2011
Consolidated principal subsidiaries:
Nam Tai Electronic & Electrical Products Limited (“NTEEP”)	Cayman Islands	Investment holding	100%	100%
Nam Tai Holdings Limited	BVI	Investment holding	100%	100%
Nam Tai Investment Limited	Hong Kong	Investment holding	100%	100%
Nam Tai Group Management Limited (“NTGM”)	Hong Kong	Inactive	100%	100%
Nam Tai Telecom (Hong Kong) Company Limited (“NTT”)	Hong Kong	Inactive	100%	100%
Nam Tai Trading Company Limited (“NTTC”)	Hong Kong	Inactive	100%	100%
Namtai Investment (Shenzhen) Co., Ltd. (“NTISZ”) (previously known as “Namtai Electronic (Shenzhen) Co., Ltd.”)	PRC	Investment holding	100%	100%
Zastron Electronic (Shenzhen) Co., Ltd. (“Zastron Shenzhen”)	PRC	Manufacturing and trading	100%	100%
Wuxi Zastron Precision-Flex Co., Ltd. (“Wuxi Zastron-Flex”)	PRC	Manufacturing and trading	100%	100%

    Retained Earnings and Reserves

The Company’s retained earnings are not restricted as to the payment of dividends except to the extent dictated by prudent business practices. The Company believes that there are no material restrictions, including foreign exchange controls, on the ability of its non-PRC subsidiaries to transfer surplus funds to the Company in the form of cash dividends, loans, advances or purchases. With respect to the Company’s PRC subsidiaries, there are restrictions on the payment of dividends and the distribution of dividends from the PRC. On March 16, 2007, the PRC promulgated the Law of the PRC on Enterprise Income Tax (the “New Law”) by Order No. 63 of the President of the PRC. Please refer to Note 12 for further details of the New Law. The New Law became effective from January 1, 2008. Prior to the enactment of the New Law, when dividends are paid by the Company’s PRC subsidiaries, such dividends would reduce the amount of reinvested profits and accordingly, the refund of taxes paid might be reduced to the extent of tax applicable to profits not reinvested. Subsequent to the enactment of the New Law, due to the removal of tax benefit related to reinvestment of capital in PRC subsidiaries, the Company may not reinvest the profits made by the PRC subsidiaries. Payment of dividends by PRC subsidiaries to foreign investors on profits earned subsequent to January 1, 2008 will also be subject to withholding tax under the New Law. In addition, pursuant to the relevant PRC regulations, a certain portion of the profits made by these subsidiaries must be set aside for future capital investment and are not distributable, and the registered capital of the Company’s PRC subsidiaries are also restricted. These reserves and registered capital of the PRC subsidiaries amounted to $294,691 and $327,697 as of December 31, 2010 and 2011, respectively. However, the Company believes that such restrictions will not have a material effect on the Company’s liquidity or cash flows.

Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Payables
7.	Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

At December 31,	2010	2011
Accrued salaries	$4,744	$3,003
Accrued bonus	4,561	2,070
Accrued tooling and equipment charges	553	3,485
Accrued professional fees	1,709	1,616
Construction payable	1,102	17,731
Others	4,815	10,381

	$17,484	$38,286

Bank Loans and Banking Facilities	12 Months Ended
Dec. 31, 2011
Bank Loans and Banking Facilities
8.	Bank Loans and Banking Facilities

The subsidiaries of the Company have credit facilities with various banks representing notes payable, trade acceptances, import facilities, revolving loans and overdrafts. At December 31, 2010 and 2011, these facilities totaled $14,130 and $8,159, of which $14,130 and $6,012 were unused at December 31, 2010 and 2011, respectively. The maturity of these facilities is generally up to 90 days. Interest rates are generally based on the banks’ usual lending rates in Hong Kong or the PRC and the credit lines are normally subject to annual review. The banking facilities are secured by guarantee given by NTISZ.

Total banking facilities utilized which are usance bills pending maturity may not agree to notes payable due to bank having not yet received the bills of goods from vendors as of the balance sheet date.

At December 31,	2010	2011
Usance bills pending maturity	$—	$2,147

Total banking facilities utilized	—	2,147
Less: Outstanding letters of credit	—	(1,879)

Notes payable	$—	$268

The weighted average interest rate was 7.34% per annum.

Equity	12 Months Ended
Dec. 31, 2011
Equity
9.	Equity

(a)	The Company has only one class of common shares authorized, issued and outstanding.

(b)	Stock Options

In May 2001 (and amended in July 2004 and in November 2006), the Board of Directors approved a stock option plan which would grant 15,000 options to each non-employee director of the Company elected at each annual general meeting of shareholders, and might grant options to key employees, consultants or advisors of the Company or any of its subsidiaries to subscribe for its shares in accordance with the terms of this stock option plan based on past performance and/or expected contributions to the Company. The maximum number of shares to be issued pursuant to the exercise of options granted was 3,300,000 shares. The options granted under this plan generally have a term of two to three years, subject to the discretion of the Board of Directors, but cannot exceed ten years.

In February 2006, the Board of Directors approved another stock option plan, which was subsequently approved by the shareholders at the 2006 annual general meeting of shareholders, with the same terms and conditions. However, the maximum number of shares to be issued pursuant to exercise of options granted was 2,000,000 shares.

A summary of stock option activity during the three years ended December 31, 2011 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1, 2009	15,000	$22.25	$6.64
Granted	75,000	$4.41	$0.89
Expired	(15,000)	$22.25	$6.64

Outstanding and exercisable at December 31, 2009	75,000	$4.41	$0.89
Granted	60,000	$4.45	$1.58
Surrendered	(15,000)	$4.41	$0.89

Outstanding and exercisable at December 31, 2010	120,000	$4.43	$1.24
Granted	60,000	$5.92	$1.87

Outstanding and exercisable at December 31, 2011	180,000	$4.93	$1.45

Details of the options granted by the Company in 2009, 2010 and 2011 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period
In 2009
75,000	100% vested at date of grant	$4.41	June 5, 2009 to June 4, 2012 (note 1)
In 2010
60,000	100% vested at date of grant	$4.45	June 3, 2010 to June 2, 2013

In 2011
60,000	100% vested at date of grant	$5.92	June 10, 2011 to June 9, 2014

Note:
1. 15,000 of these stock options were surrendered during 2010.

As of December 31, 2011, there were no non-vested stock options. The total amount of recognized compensation expense in 2009, 2010 and 2011 was $67, $95 and $112, respectively.

The following summarizes information about stock options outstanding at December 31, 2011. 180,000 stock options are exercisable as of December 31, 2011.

		Weighted average
	Number	remaining contractual
Weighted average exercise price	of options	life in months
$4.93	180,000	17.2

The weighted average remaining contractual life of the stock options outstanding at December 31, 2009, 2010 and 2011 was approximately 29, 23 and 17 months, respectively. The weighted average fair value of options granted during 2009, 2010 and 2011 was $0.89, $1.58 and $1.87, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2009	2010	2011
Risk-free interest rate	1.50%	1.25%	0.75%
Expected life	3 years	3 years	3 years
Expected volatility	52.34%	51.23%	50.99%
Expected dividend yield	9.98%	—	1.69%

(c)	Share Buy-back

No shares were repurchased during the years ended December 31, 2009, 2010 and 2011.

(d)	Share Redemptions and Reinstatement of Redeemed Shares

On January 22, 1999, pursuant to its Articles of Association, the Company redeemed and canceled 415,500 shares of the Company registered in the name of Tele-Art Inc. (“Tele-Art”) at a price of $3.73 per share for $1,549.

On August 12, 2002, pursuant to its Articles of Association, the Company redeemed and canceled an additional 509,181 shares of the Company beneficially owned by Tele-Art at a price of $6.14 per share for $3,125.

No shares have been redeemed since August 12, 2002.

On November 20, 2006, judgment was rendered by the Lords of the Judicial Committee of the Privy Council of the United Kingdom (the “Privy Council”), declaring that the redemptions by the Company of its common shares beneficially owned by Tele-Art on January 22, 1999 and August 12, 2002 were nullities and that the register of members of the Company (i.e. the Company’s shareholders’ register) should be rectified to reinstate the redeemed shares together with any other shares which have since accrued by way of exchange or dividend.

Following the November 20, 2006 judgment, the Company received the order from the Privy Council on January 9, 2007 to rectify the share register of Nam Tai by registering such 1,017,149 (after adjustment of the 1 for 10 stock dividend on November 7, 2003) shares (the “Redeemed Shares”) in the name of Bank of China (Hong Kong) Limited (“Bank of China”). In March 2007, the Company issued the 1,017,149 common shares. However, as the court judgment was determined in 2006, the Company accounted for the obligation to reinstate the Redeemed Shares at their fair value (i.e. market closing price) on November 20, 2006, the date of the judgment.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
10.	Earnings Per Share

The calculations of basic earnings per share and diluted earnings per share are computed as follows:

	Income	Weighted average number of shares	Per share amount
Year ended December 31, 2009
Basic earnings per share	$1,652	44,803,735	$0.04
Effect of dilutive securities — Stock options	—	6,063	—

Diluted earnings per share	$1,652	44,809,798	$0.04

	Income	Weighted average number of shares	Per share amount
Year ended December 31, 2010
Basic earnings per share	$15,006	44,803,735	$0.33
Effect of dilutive securities — Stock options	—	18,025	—

Diluted earnings per share	$15,006	44,821,760	$0.33

	Income	Weighted average number of shares	Per share amount
Year ended December 31, 2011
Basic earnings per share	$505	44,803,735	$0.01
Effect of dilutive securities — Stock options	—	37,467	—

Diluted earnings per share	$505	44,841,202	$0.01

Staff Retirement Plans	12 Months Ended
Dec. 31, 2011
Staff Retirement Plans
11.	Staff Retirement Plans

The Company operates a retirement benefit scheme (“RBS”) for all qualifying employees in Macao (terminated in March 2009) and a Mandatory Provident Fund (“MPF”) scheme for all qualifying employees in Hong Kong. The RBS and MPF are defined contribution schemes and the assets of the schemes are managed by trustees independent to the Company.

Both the RBS and MPF are available to all employees aged 18 to 64 and with at least 60 days of service under the employment of the Company in Macao and Hong Kong. Contributions are made by the Company at 5% based on the staff’s relevant income. The maximum relevant income for contribution purpose per employee is $3 per month. Staff members are entitled to 100% of the Company’s contributions together with accrued returns irrespective of their length of service with the Company, but the benefit can be withdrawn by the employees in Macao at the end of employment contracts while the benefits are required by law to be preserved until the retirement age of 65 for employees in Hong Kong.

According to the applicable laws and regulations in the PRC, the Company is required to contribute 10% to 11% and 20% of the stipulated salary set by the local government of Shenzhen and Wuxi, respectively. The principal obligation of the Company with respect to these retirement benefit schemes is to make the required contributions under the scheme. No forfeited contributions may be used by the employer to reduce the existing level of contributions.

The cost of the Company’s contribution to the staff retirement plans in Macao, Hong Kong and the PRC amounted to $1,480, $1,715 and $2,317 for the years ended December 31, 2009, 2010 and 2011, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
12.	Income Taxes

The components of income before income taxes are as follows:

Year ended December 31,	2009	2010	2011
PRC, excluding Hong Kong and Macao	$4,629	$25,405	$7,402
Hong Kong, Macao and other jurisdictions	(3,881)	(5,148)	(6,365)

	$748	$20,257	$1,037

The Company’s income is not subject to taxation in BVI under the current BVI law. Subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below, and the subsidiaries operating in Macao are exempted from income taxes. Under the current Cayman Islands law, NTEEP is not subject to profit tax in the Cayman Islands as it has no business operations in the Cayman Islands. However, it may be subject to Hong Kong income taxes as described below if they have income earned in or derived from Hong Kong, if applicable.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the rate of taxation of 16.5% for the years ended December 31, 2009, 2010 and 2011 to the estimated income earned in or derived from Hong Kong during the respective years, if applicable.

On March 16, 2007, the PRC promulgated the New PRC Tax Law. Under the New Law which became effective from January 1, 2008, inter alia, the tax refund to a foreign Investment Enterprises (“FIEs”) whose foreign investor directly reinvests by way of capital injection its share of profits obtained from that FIE or another FIE owned by the same foreign investor in establishing or expanding an export-oriented or technologically advanced enterprise in the PRC for a minimum period of five years under the capital reinvestment scheme is removed. In addition, under the New Law, all enterprises (both domestic enterprises and FIEs) will have one uniform tax rate of 25%. On December 6, 2007, the State Council of the PRC issued Implementation Regulations of the New Law. The New Law and Implementation Regulations have changed the tax rate from 15% to 18%, 20%, 22%, 24% and 25% for years ended December 31, 2008, 2009, 2010, 2011 and 2012, respectively, for Shenzhen PRC subsidiaries. Moreover, under the New Law, there is no reduction in the tax rate for FIEs such as Namtai Shenzhen, which export 70% or more of the production value of their products with effect from January 1, 2008. As such, the Shenzhen PRC subsidiaries do not have any further benefit since the implementation of the New Law in 2008.

For our subsidiary in Wuxi, China, it is granted a 5-year tax benefit. According to the PRC tax regulation, “Guo Shui Fa (2007) No. 39” issued in 2007, Wuxi Zastron-Flex is entitled to full exemption for the first two years starting 2008 and 50% exemption for the following three years accordingly.

The Company, which has subsidiaries that are tax resident in the PRC, will be subject to the PRC dividend withholding tax of 5% when and if undistributed earnings are declared to be paid as dividends commencing on January 1, 2008 to the extent those dividends are paid out of profits that arose on or after January 1, 2008.

The limitation of the Company’s obligation for the 5% dividend withholding tax to only those dividends paid out of earnings that arose on or after January 1, 2008 is due to guidance issued by the PRC government in February 2008. As such, the Company’s tax provision includes $363, $276 and nil of income tax expense for the 5% dividend withholding tax on the balance of distributable earnings that arose on or after January 1, 2008 within its PRC subsidiaries as of December 31, 2009, 2010 and 2011, respectively.

Uncertainties exist with respect to how the PRC’s current income tax law applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The New Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for PRC income tax purposes if their place of effective management or control is within PRC. The Implementation Rules to the New Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Additional guidance is expected to be released by the PRC government in the near future that may clarify how to apply this standard to taxpayers. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that its legal entities organized outside of the PRC should be treated as residents for the New Law’s purposes. If one or more of the Company’s legal entities organized outside of the PRC were characterized as PRC tax residents, the impact would adversely affect the Company’s results of operation.

The Company has made its assessment of each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Company, it is concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements. The Company classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, during the years ended December 31, 2009, 2010 and 2011, there were no interest and penalties related to uncertain tax positions, and the Company had no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. Other than the audit by the Hong Kong tax authorities as described below, the tax positions for the years 2009 to 2011 may be subject to examination by the PRC and Hong Kong tax authorities.

Tax Dispute with Hong Kong Inland Revenue Department

Since the fourth quarter of 2007, several of our inactive subsidiaries have been involved in tax disputes relating to tax years 1996 and later years with the Inland Revenue Department of Hong Kong, or HKIRD, the income tax authority of the Hong Kong Government. These disputes are discussed sequentially below.

(1) NTTC

(a) In October 2007, the HKIRD issued an assessment Determination against Nam Tai Trading Company Limited (“NTTC”), a limited liability company incorporated in Hong Kong and an indirect wholly-owned subsidiary of the Company. This assessment relates to four tax years from 1996/1997 to 1999/2000. The taxes assessed in this proceeding amount to approximately $2,900.

After consulting Hong Kong tax experts, Nam Tai believed that the position of the HKIRD for the years in question was incorrect as a matter of law and accordingly NTTC objected to the HKIRD’s assessment and appealed it to the Hong Kong Board of Review, an independent body established under Hong Kong Inland Revenue Ordinance to hear appeals of HKIRD assessments. In December 2008, the Board of Review dismissed NTTC’s appeal. According to advice from Senior Counsel in Hong Kong, the Court of Appeal in Hong Kong was unlikely to disturb the findings of the Board of Review. Therefore, NTTC decided not to pursue an appeal.

(b) In addition to the assessment Determination of October 2007, in May 2008, the HKIRD issued a writ against NTTC claiming taxes in the amount of approximately $3,000 for the taxable years from 1997/1998 to 2000/2001, partially overlapping the taxes against NTTC assessed by HKIRD in its assessment Determination of October 2007. Nam Tai’s defense was struck out by the District Court in Hong Kong. According to advice from Senior Counsel in Hong Kong, the Court of Appeal was unlikely to disturb the findings of the District Court. Therefore, NTTC decided not to pursue an appeal against the decision of the District Court.

(c) Furthermore, from May to November 2010, the HKIRD issued three separate writs against NTTC claiming taxes and interests on unpaid taxes, in the amount of approximately $900, $1,100 and $120 for the taxable years from 1996/1997 to 2003/2004, from 1996/1997, 1998/1999 and 1999/2000, and from 1996/1997 to 1999/2000, respectively. NTTC did not contest these proceedings, judgments were thus entered against NTTC.

(d) As a result of the proceedings stated in paragraphs (b) – (c) above, the HKIRD petitioned to the High Court of Hong Kong for a winding-up order against NTTC for the overdue judgment sums on June 10, 2011. The petition is fixed to be heard in the High Court of Hong Kong on March 13, 2012. NTTC shall ask for an adjournment of the hearing of the petition pending the determination of the HKIRD on whether to assess additional tax against the former directors of NTTC (see paragraph 5 herein below for details) since such determination is related to the arguments raised in the winding-up proceedings.

(2) NTGM

(a) The HKIRD has also made estimated assessments against Nam Tai Group Management Limited (“NTGM”), another wholly-owned subsidiary of Nam Tai, which has been inactive since 2005. This assessment, which relates to the tax years of 2001 and 2002, is in the amount of approximately $172, including interest allegedly due thereon. On December 17, 2008, the Hong Kong tax authorities issued a Writ of Summons through the District Court in Hong Kong claiming against NTGM the amount of $172 as taxes allegedly due and payable, together with interest, to the Hong Kong tax authorities for the fiscal years 2001 to 2002. NTGM filed its defense on January 29, 2009, but on February 17, 2009, HKIRD filed papers seeking to strike out NTGM’s defense. As NTGM’s defense was similar to the defense of NTTC and Senior Counsel had advised that NTTC’s defense was not arguable before the Court, NTGM accordingly agreed with HKIRD to allow Judgment to be entered against NTGM by consent.

(b) On February 8, 2011, HKIRD issued a writ against NTGM claiming taxes in the amount of approximately $855 for the taxable years 2001/2002 to 2003/2004. NTGM filed a Defense to this action. The hearing of the action took place on September 6, 2011. The judgment was handed down on September 29, 2011 with the Defense being struck out and judgment was thus entered against NTGM.

(c) The HKIRD has commenced taxation by filing and serving its bill of costs together with a Notice of Commencement of Taxation both dated December 23, 2011. NTGM did not file any list of objections since it has no funds at hand. The taxing master of the District Court in Hong Kong has directed that the bill of costs filed by the HKIRD be set down for provisional taxation by a Chief Judicial Clerk on March 22, 2012.

(3) NTT

(a) On September 14, 2009, the HKIRD issued a writ against Nam Tai Telecom (Hong Kong) Company Limited (“NTT”), a dormant company of the Company, claiming taxes in the amount of approximately $337 for the taxable year 2002/2003. Judgment has been entered against NTT.

(b) On February 17, 2011, HKIRD issued a writ against NTT claiming taxes in the amount of approximately $34 for the taxable year 2002/2003. NTT filed a Defense to this action. The hearing of this action was heard together with the case of NTGM as discussed in paragraph (2)(b) above on September 6, 2011. Similarly, the judgment was handed down on September 29, 2011 with the Defense being struck out and judgment was thus entered against NTT.

(c) The HKIRD has commenced taxation by filing and serving its bill of costs together with a Notice of Commencement of Taxation both dated December 23, 2011. NTT did not file any list of objections since it has no funds at hand. The taxing master of the District Court in Hong Kong has directed that the bill of costs filed by the HKIRD be set down for provisional taxation by a Chief Judicial Clerk on March 12, 2012.

(4)	Expected Dispositions of Tax Disputes with Inactive or Dormant Subsidiaries

HKIRD has not accepted the explanations that it was necessary for these subsidiaries to perform their individual functions for the whole Nam Tai group and therefore the management fees paid by the Company by contract to support and finance all the necessary overhead expenses of these subsidiaries (not located in Hong Kong) to contribute to the businesses representing the administration and finance departmental functions from Vancouver, Canada for the whole group under the corporate structure at that time were not regarded as necessary expenses by HKIRD.

Since it is believed that it will be difficult for these subsidiaries to continue cooperating with HKIRD in the future, if the Company discontinues financing these subsidiaries, they will be forced to liquidate in due course. As these subsidiaries do not conduct any business and have been inactive or dormant for some time, and have either assets of limited book-value or no assets, Nam Tai believes that there should be no material impact from these proceeding on the Company’s financial condition, liquidity or results of operations. Accordingly, no provision has been made regarding these assessments in Nam Tai’s consolidated financial statements.

(5)	Notices of Alleged Personal Liability for Additional Taxes Against Former Directors and Officers for Signing NTTC’s Tax Returns

In addition to the legal cases against the inactive or dormant subsidiaries of the Company discussed above, in January 2011, the HKIRD issued two Notices of intention to assess additional taxes separately and personally against two former directors and officers of NTTC in the amounts of approximately $1,540 for the taxable years 1996/1997 and 1999/2000 and $667 for the taxable year 1997/1998. The taxable years involved in the controversy date from 13 to 15 years ago and initial advice received from the Company’s tax advisor is that it is very rare for tax authorities to seek to attach personal liability on directors in this situation.

The former directors and officers to whom the Notices have been directed signed the tax returns for and on behalf of NTTC and the HKIRD has by its Notices sought to hold them personally liable for additional taxes purportedly on the basis that the relevant tax returns of NTTC were incorrect and contained omissions and understatements in violation of the Inland Revenue Ordinance, the governing tax law of Hong Kong.

The Company denies that any of NTTC’s tax return filings were incorrect or contained omissions and understatements in violation of the Inland Revenue Ordinance and believes that no incorrect tax return was ever filed.

The two former directors submitted written representations in opposition to the issuance of the Notices, through their tax advisors, to the HKIRD on February 16, 2011, February 25, 2011, May 13, 2011 and June 30, 2011 respectively. The matter is pending the HKIRD’s further reply. One of these former directors has commenced an action in the High Court of Hong Kong in November 2011 to seek an order from the Court that, inter alia, the Notice be withdrawn by the HKIRD.

At this time, Nam Tai is unable to assess the potential impact of these proceedings on the Company. However, the Company may be required to indemnify and defend this matter for the former directors and officers. If forced to defend, the Company plans to do so vigorously.

Nam Tai maintains directors’ and officers’ liability insurance against certain claims or liabilities that may arise by reason of the status or service of its directors and officers as such. We have informed Nam Tai’s directors’ and officers’ liability insurance carrier of the HKIRD’s Notices of assessment against NTTC’s former directors and they have confirmed that the HKIRD’s Notices constitute a claim under the coverage of the directors’ and officers’ liability insurance policy. Details of the reimbursement of the relevant costs are still in the process of being sorted out.

Accordingly, no provision has been made regarding these assessments in Nam Tai’s consolidated financial statements.

The current and deferred components of the income tax expense appearing in the consolidated statements of income are as follows:

Year ended December 31,	2009	2010	2011
Current tax	$(2,087)	$(7,828)	$(3,070)
Deferred tax	804	2,577	2,538

	$(1,283)	$(5,251)	$(532)

The Company’s deferred tax assets and liabilities as of December 31, 2010 and 2011 are attributable to the following:

December 31,		2010	2011
Net operating losses		$3,585	$6,199
Obsolete inventories		23	42
Allowance for doubtful accounts		3	2
Property, plant and equipment		5,832	6,438
Pre-operating expenses		272	—

Total deferred tax assets		9,715	12,681
Less: valuation allowance		(916)	(1,344)

Deferred tax assets		8,799	11,337

Deferred tax liability arising from withholding tax on undistributed earnings of PRC subsidiaries		(1,379)	(1,379)

Net deferred tax asset		$7,420	$9,958

Movement of valuation allowance:
December 31,	2009	2010	2011
At beginning of the year	$1,831	$1,588	$916
Current year (reduction) addition	(276)	(672)	428
Change in tax law	33	—	—

At end of the year	$1,588	$916	$1,344

The valuation allowance as of December 31, 2009, 2010 and 2011 was related to net operating losses carried forward that, in the judgment of management, are more likely than not that the assets will not be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income in which those temporary differences become deductible.

As of December 31, 2009, 2010 and 2011, the Company had net operating losses of $3,326, $5,549 and $8,147 respectively, which may be carried forward indefinitely. As of December 31, 2011, the Company had net operating losses of $1,341, $10,107 and $20,330, which will expire in the year ending December 31, 2014, 2015 and 2016, respectively.

A reconciliation of the income tax expense to the amount computed by applying the current tax rate to the income before income taxes in the consolidated statements of income is as follows:

Year ended December 31,	2009	2010	2011
Income before income taxes	$748	$20,257	$1,037
PRC tax rate	20%	22%	24%
Income tax expense at PRC tax rate on income before income tax	$(150)	$(4,457)	$(249)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(485)	(134)	(221)
Effect of tax exemption	—	—	(1,526)
Effect of change in tax law	364	134	155
Change in valuation allowance	276	672	(428)
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries	(363)	(276)	—
Tax benefit (expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible impairment loss on goodwill	—	—	(708)
Non-deductible and non-taxable items	(766)	(777)	1,738
(Under) over-provision of income tax expense in prior years	(46)	(69)	1,369
Others	(113)	(344)	(662)

Income tax expense	$(1,283)	$(5,251)	$(532)

No income tax arose in the United States of America in any of the periods presented.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments
13.	Financial Instruments

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of its cash and cash equivalents and accounts receivable. As at December 31, 2011, the largest two customers’ trade receivables accounted for 62% and 14% of total accounts receivable.

The Company’s cash and cash equivalents are uninsured and they are placed at banks with high credit ratings. This investment policy limits the Company’s exposure to credit risk.

The accounts receivable balances largely represent amounts due from the Company’s principal customers who are international organizations with high credit ratings. Letters of credit are the principal security obtained to support lines of credit or negotiated contracts from a customer. As a consequence, credit risk is limited. Allowance for doubtful debts were $13 and $18 as of December 31, 2010 and 2011, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
14.	Commitments and Contingencies

(a) Commitments

Our contractual obligations, including capital expenditures and future minimum lease payments under non-cancelable operating lease arrangements and purchase commitments under non-cancelable arrangements as of December 31, 2011, are summarized below. We do not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments (in thousands) due by period
Contractual Obligation	Total	2012	2013	2014
Operating leases(1)	$517	$392	$125	$—	(2)
Capital commitments	27,871	27,871	—	—
Other purchase obligations	46,525	46,525	—	—

Total	$74,913	$74,788	$125	$—

(1)	The Company leases the staff quarters in Wuxi, the LCD facilities in Shenzhen and director’s quarter in Hong Kong under operating leases expiring from 2012 to 2014. The rental expenses charged for the years ended December 31, 2009, 2010 and 2011 amounted to $1,849, $2,022 and $2,133, respectively.
(2)	The lease expiring in 2014 is cancelable upon three months notice.

(b) Significant legal proceedings

Save as disclosed in Note 12, there is no other significant legal proceeding as of December 31, 2011.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
15.	Segment Information

The Chief Operating Decision Maker is identified as the Chief Executive Officer and Chief Financial Officer. They review these segment results when making decisions about allocating resources and assessing the performance of the Company.

Prior to fiscal year 2010, the Company operated in three reportable segments—telecommunication components assembly (“TCA”), consumer electronics and communication products (“CECP”), and LCD products (“LCDP”). In 2010 the Company’s business was consolidated into two segments, TCA and CECP, following the merger of the Company’s LCDP and TCA segments. The management reviews the segment results of TCA and CECP when allocating resources and assessing performance. The change in segment reporting was due to the following:

•	Most of the LCDP business has been LCD module assembly for telecommunication products since 2010, which is similar to the business operated by TCA; and

•	Since the merger, the combined segments can now be run by a single management team.

In view of the similarity of the products, the Company has merged the LCDP segment into the TCA segment. The results of the former LCDP segment were included in the TCA segment since 2010. In addition, the Company’s FPCB business was too small to be designated as a separate business segment in 2011.

Management continue to evaluate their segmentation on an ongoing basis. In reviewing their segmentation, they note that the Company discontinued CECP production for Bluetooth headsets and calculators with two major box-built customers in the fourth quarter of 2010. If the CECP segment falls below the threshold prescribed under FASB ASC 280-10-50-12, they will combine this segment with the TCA segment and will not disclose separate CECP segment information starting in the first quarter of 2012.

Year ended December 31, 2009

	TCA	CECP	Corporate	Total
Net sales	$292,074	$116,063	$—	$408,137
Cost of sales	(273,011)	(94,806)	—	(367,817)

Gross profit	19,063	21,257	—	40,320
General and administrative expenses	(17,085)	(7,155)	(4,153)	(28,393)
Selling expenses	(3,248)	(2,018)	—	(5,266)
Research and development expenses	(2,987)	(3,286)	—	(6,273)
Other income (expenses), net	262	78	(596)	(256)
Interest income	78	476	264	818
Interest expense	(202)	—	—	(202)

(Loss) income before income taxes	(4,119)	9,352	(4,485)	748
Income taxes	1,400	(2,683)	—	(1,283)

Consolidated net (loss) income	(2,719)	6,669	(4,485)	(535)
Net loss attributable to noncontrolling interests	2,146	41	—	2,187

Net (loss) income attributable to Nam Tai shareholders	$(573)	$6,710	$(4,485)	$1,652

Year ended December 31, 2010

	TCA	CECP	Corporate	Total
Net sales	$401,259	$133,161	$—	$534,420
Cost of sales	(375,250)	(107,876)	—	(483,126)

Gross profit	26,009	25,285	—	51,294
General and administrative expenses	(12,143)	(6,074)	(7,015)	(25,232)
Selling expenses	(4,346)	(1,158)	—	(5,504)
Research and development expenses	(3,558)	(2,199)	—	(5,757)
Other income, net	2,080	1,064	828	3,972
Interest income	303	574	607	1,484

Income (loss) before income taxes	8,345	17,492	(5,580)	20,257
Income taxes	(1,728)	(3,523)	—	(5,251)

Net income (loss) attributable to Nam Tai shareholders	$6,617	$13,969	$(5,580)	$15,006

Year ended December 31, 2011

	TCA	CECP	Corporate	Total
Net sales	$527,894	$74,423	$—	$602,317
Cost of sales	(507,025)	(67,203)	—	(574,228)

Gross profit	20,869	7,220	—	28,089
General and administrative expenses	(16,783)	(3,425)	(7,117)	(27,325)
Selling expenses	(4,965)	(937)	—	(5,902)
Research and development expenses	(2,461)	(901)	—	(3,362)
Impairment loss on goodwill	—	—	(2,951)	(2,951)
Other income, net	4,843	1,210	3,707	9,760
Interest income	224	—	2,504	2,728

Income (loss) before income taxes	1,727	3,167	(3,857)	1,037
Income taxes	(1,350)	818	—	(532)

Net income (loss) attributable to Nam Tai shareholders	$377	$3,985	$(3,857)	$505

There were no material inter-segment sales for the years ended December 31, 2009, 2010 and 2011. Intercompany sales arise from the transfer of finished goods between subsidiaries operating in different areas. These sales are generally at prices consistent with what the Company would charge third parties for similar goods.

Year ended December 31, 2009

	TCA	CECP	Corporate	Total
Depreciation and amortization	$16,597	$6,516	$3	$23,116
Capital expenditures	$24,806	$176	$—	$24,982
Total assets	$183,887	$112,058	$107,979	$403,924
Year ended December 31, 2010
	TCA	CECP	Corporate	Total
Depreciation and amortization	$18,134	$5,839	$495	$24,468
Capital expenditures	$4,409	$123	$80	$4,612
Total assets	$197,083	$55,569	$198,128	$450,780
Year ended December 31, 2011
	TCA	CECP	Corporate	Total
Depreciation and amortization	$13,869	$1,939	$260	$16,068
Capital expenditures	$71,541	$223	$4,723	$76,487
Total assets	$278,970	$45,858	$132,915	$457,743

A summary of the percentage of net sales of each of the Company’s product lines of each segment for the years ended December 31, 2009, 2010 and 2011, is as follows:

Year ended December 31,	2009	2010	2011
Product line
TCA	72%	75%	88%
CECP	28%	25%	12%

	100%	100%	100%

A summary of net sales, net income (loss) attributable to Nam Tai shareholders and long-lived assets by geographical areas is as follows:

By geographical area:

Year ended December 31,	2009	2010	2011
Net sales from operations within:
- PRC, excluding Hong Kong and Macao:
Unaffiliated customers	$408,137	$534,420	$602,317
Intercompany sales	19	1,222	945

	$408,156	$535,642	$603,262

- Intercompany eliminations	(19)	(1,222)	(945)

Total net sales	$408,137	$534,420	$602,317

Net income (loss) attributable to Nam Tai shareholders within:
- PRC, excluding Hong Kong and Macao	$5,533	$20,154	$6,870
- Hong Kong and Macao	(3,881)	(5,148)	(6,365)

Total net income attributable to Nam Tai shareholders	$1,652	$15,006	$505

Year ended December 31,	2009	2010	2011
Net sales to customers by geographical area:
- Hong Kong	$116,254	$103,337	$101,682
- Europe	47,577	64,587	41,519
- United States	41,147	51,963	32,332
- PRC (excluding Hong Kong)	43,300	16,578	8,198
- Japan	140,923	291,883	413,725
- North America (excluding United States)	762	914	1,138
- Korea	1,503	277	135
- Others	16,671	4,881	3,588

Total net sales	$408,137	$534,420	$602,317

As of December 31,	2009	2010	2011
Long-lived assets by geographical area:
- PRC, excluding Hong Kong and Macao	$121,286	$101,014	$156,709
- Hong Kong and Macao	120	145	4,586

Total long-lived assets	$121,406	$101,159	$161,295

The Company’s sales to customers which accounted for 10% or more of its sales are as follows:

Year ended December 31,	2009	2010		2011
A	$94,015	$	N/A	$	N/A
B	41,559		94,644		62,894
C	72,922		63,803		62,978
D	49,770		131,873		194,771
E	N/A		88,952		185,115

	$258,266		$379,272		$505,758

The Company’s purchase from suppliers which accounted for 10% or more of its purchases are as follows:

Year ended December 31,	2009	2010		2011
A	$62,359	$	N/A	$	N/A
B	39,778		124,126		160,274
C	35,699		N/A		N/A
D	N/A		50,477		114,322

	$137,836		$174,603		$274,596

Employee Severance Benefits	12 Months Ended
Dec. 31, 2011
Employee Severance Benefits
16.	Employee Severance Benefits

There was a labor strike in December 2011 due to dissatisfaction with the 23% increase in the wage package for 2012 . Approximately 1,200 employees were laid off. The Company suffered serious difficulties in production and business operations due to shortage of skillful labor. The headcount in the operating subsidiaries decreased to 5,206 from 5,824 at December 31, 2010. The employee severance benefits in 2011 amounted to $3,032 (2010: $656), which was recorded as general and administrative expenses. The employee severance benefits by segment were as follows:

	2010	2011
Expenses incurred by segment:
TCA	$—	$2,917
CECP	656	88
Corporate	—	27

	$656	$3,032

	2010	2011
Provision for employee severance benefits:
Balance at January 1	$979	$75
Provision for the year	656	3,032
Payments during the year	(1,560)	(3,078)

Balance at December 31	$75	$29

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
17.	Subsequent Events

a) On February 22, 2012, Wuxi Zastron-Flex entered into a Contract of Land Use Right Acquisition with the Government for land of approximately 159,890 square feet at a consideration of approximately $1,600 (RMB10,027).

b) Subsequent to the balance sheet date, the Company obtained bank facilities in an aggregate of $50,000 and RMB 350,000 from two banks.

SCHEDULE 1	12 Months Ended
Dec. 31, 2011
SCHEDULE 1

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF INCOME

(In thousands of U.S. dollars)

	Year ended December 31,
	2009	2010	2011
General and administrative expenses*	$(2,936)	$(2,763)	$(2,374)
Other (expense) income, net	(626)	23	1,186
Interest income on loan to a subsidiary	11,134	11,568	7,721
Interest income	263	233	725

Income before income taxes	7,835	9,061	7,258
Income taxes	—	—	—
Income before share of net profits of subsidiaries, net of taxes	7,835	9,061	7,258
Share of net (losses) profits of subsidiaries, net of taxes	(6,183)	5,945	(6,753)

Net income attributable to Nam Tai shareholders	$1,652	$15,006	$505

* Amount of share-based compensation expense included in general and administrative expenses	$67	$95	$112

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	December 31,
	2010	2011
ASSETS
Current assets:
Cash and cash equivalents	$88,333	$66,218
Fixed deposits maturing over three months	—	34,825
Prepaid expenses and other receivables	133	504
Loan to a subsidiary—current	77,857	—
Amounts due from subsidiaries	32,863	38,545

Total current assets	199,186	140,092
Property, plant and equipment, net	—	4,487
Deposits for property, plant and equipment	433	—
Loan to a subsidiary—non-current	207,622	93,108
Investments in subsidiaries	(51,302)	98,945

Total assets	$355,939	$336,632

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$1,650	$1,881
Dividend payable	8,961	12,545
Amounts due to subsidiaries	11,194	—

Total liabilities	21,805	14,426

Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 44,803,735 shares as at December 31, 2010 and 2011)	448	448
Additional paid-in capital	286,943	287,055
Retained earnings	46,751	34,711
Accumulated other comprehensive loss	(8)	(8)

Total shareholders’ equity	334,134	322,206

Total liabilities and shareholders’ equity	$355,939	$336,632

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY AND COMPREHENSIVE INCOME

(In thousands of U.S. dollars, except share and per share data)

	Common Shares Outstanding	Common Shares Amount	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity	Comprehensive Income
Balance at January 1, 2009	44,803,735	$448	$282,767	$39,054	$(8)	$322,261
Equity-settled share-based payment	—	—	67	—	—	67
Acquisition of subsidiaries’ share	—	—	2,430	—	—	2,430
Net income	—	—	—	1,652	—	1,652	$1,652

Comprehensive income							$1,652

Balance at December 31, 2009	44,803,735	$448	$285,264	$40,706	$(8)	$326,410
Equity-settled share-based payment	—	—	95	—	—	95
Deemed contribution of services	—	—	1,584	—	—	1,584
Net income	—	—	—	15,006	—	15,006	$15,006

Comprehensive income							$15,006

Cash dividends ($0.20 per share)	—	—	—	(8,961)	—	(8,961)

Balance at December 31, 2010	44,803,735	$448	$286,943	$46,751	$(8)	$334,134
Equity-settled share-based payment	—	—	112	—	—	112
Net income	—	—	—	505	—	505	$505

Comprehensive income							$505

Cash dividends ($0.28 per share)	—	—	—	(12,545)	—	(12,545)

Balance at December 31, 2011	44,803,735	$448	$287,055	$34,711	$(8)	$322,206

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2009	2010	2011
Cash flows from operating activities:
Net income attributable to Nam Tai shareholders	$1,652	$15,006	$505

Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Share of net losses (profits) of subsidiaries, net of taxes	6,183	(5,945)	6,753
Depreciation	2	—	221
Loss on disposal of property, plant and equipment	—	1	—
Share-based compensation expenses	67	95	112
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	309	(133)	(371)
(Decrease) increase in accrued expenses and other payables	(779)	658	231

Net cash provided by operating activities	$7,434	$9,682	$7,451

Cash flows from investing activities:
Purchase of property, plant and equipment	—	—	(4,708)
(Increase) decrease in deposit for purchase of property, plant and equipment	—	(433)	433
(Increase) decrease in fixed deposits maturing over three months	(12,903)	12,903	(34,825)
Acquisition of subsidiaries’ shares	(43,434)	—	—
Decrease (increase) in amounts due from subsidiaries	1,856	(21,729)	(5,682)

Net cash used in investing activities	$(54,481)	$(9,259)	$(44,782)

Cash flows from financing activities:
Increase (decrease) in amounts due to subsidiaries	14,682	(3,488)	(11,194)
Proceeds from loan to a subsidiary	25,952	—	35,371
Dividend paid	(9,857)	—	(8,961)

Net cash provided by (used in) financing activities	$30,777	$(3,488)	$15,216

Net decrease in cash and cash equivalents	(16,270)	(3,065)	(22,115)
Cash and cash equivalents at beginning of year	107,668	91,398	88,333

Cash and cash equivalents at end of year	$91,398	$88,333	$66,218

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

NOTE TO SCHEDULE 1

(in thousands of U.S. dollars)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2011, $327,697 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2009, 2010 and 2011.

During the years ended December 31, 2009, 2010 and 2011, no cash dividend was declared and paid by subsidiaries of the Company.